Consolidated Statements of Operations and Comprehensive (Loss)/ Income - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net revenue		$ 644,792	$ 1,271,196	$ 7,323,356
Cost of revenue		(599,495)	(587,252)	(2,422,262)
Gross profit		45,297	683,944	4,901,094
Operating expenses
Selling expenses		(420,265)	(34,689,316)	(1,279,005)
General and administrative expenses		(3,303,556)	(4,200,147)	(3,558,452)
Research and development expenses		(48,585)		(89,968)
Total operating expenses		(3,772,406)	(38,889,463)	(4,927,425)
Operating loss		(3,727,109)	(38,205,519)	(26,331)
Other (expenses)/income, net
Financial expenses		(312,481)	(355,522)	(75,392)
Financial income		9,940	1,616	206,592
Gain on disposal of subsidiaries			4,802,411
Gain on deregistration of subsidiaries			387,847	79,202
Other (expenses)/income, net		(207,585)	1,076,989	404,948
Total other (expenses)/income, net		(510,126)	5,913,341	615,350
(Loss)/income before income tax provision		(4,237,235)	(32,292,178)	589,019
Income tax benefit/(expense)		562,631	(228,903)	51,466
(Loss)/income from continuing operations, net of tax		(3,674,604)	(32,521,081)	640,485
Income/(loss) from discontinued operation, net of tax		19,206	(6,790)
Net (loss)/income		(3,655,398)	(32,527,871)	640,485
Less: net (loss)/income attributable to non-controlling interests from continuing operations		(110,344)	5,577
Less: net income attributable to non-controlling interests from discontinued operation		9,411	(3,327)
Net (loss)/income attributable to ordinary shareholders of the Company		(3,554,465)	(32,530,121)	640,485
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments		286,268	43,618	(4,536)
Total comprehensive (loss)/income		(3,369,130)	(32,484,253)	635,949
Less: comprehensive loss attributable to non-controlling interests from continuing operations		(110,344)	5,577
Less: comprehensive income attributable to non-controlling interests from discontinued operation		14,531	(3,327)
Total comprehensive (loss)/income attributable to ordinary shareholders of the Company		$ (3,273,317)	$ (32,486,503)	$ 635,949
(Loss)/earnings per share from continuing operations
Basic (in Dollars per share)	[1]	$ (0.7666)	$ (8.0008)	$ 0.2464
Diluted (in Dollars per share)	[1]	(0.7666)	(8.0008)	0.2464
Earnings per share from discontinued operations
Basic	[1]	0.0021	(0.0009)
Diluted	[1]	$ 0.0021	$ (0.0009)
Weighted average shares used in calculating net (loss)/earnings per share
Basic (in Shares)	[1]	4,649,161	4,065,426	2,599,021
Diluted (in Shares)	[1]	4,649,161	4,065,426	2,599,021

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).